Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 29,335	$ 114,429	$ 10,302
Accounts receivable			37,000
Total current assets	29,335	114,429	47,302
COMPUTER EQUIPMENT
Computer equipment	2,717	2,833	558
Accumulated depreciation	(969)	(538)	(93)
Computer equipment, net	1,748	2,295	465
TOTAL ASSETS	31,083	116,724	47,767
CURRENT LIABILITIES:
Accrued expenses	54,098	89,753	73,736
Advances from stockholder	17,158	20,088	37,660
Deferred revenue	4,894	45,402	21,816
Total current liabilities	76,150	155,243	133,212
LONG TERM LIABLITIES
Deferred revenue, net of current portion			21,822
Total Long-Term Liabilities			21,822
TOTAL LIABILITIES	76,150	155,243	155,034
STOCKHOLDERS' DEFICIT
Preferred stock par value $0.000001: 5,000,000 shares authorized; none issued or outstanding
Common stock par value $0.000001: 95,000,000 shares authorized; 5,700,000 shares issued and outstanding	6	6	5
Additional paid in capital	(1,778)	(1,778)	(36,777)
Accumulated deficit	(50,758)	(43,645)	(68,860)
Accumulated other comprehensive income (loss)
Foreign currency translation gain (loss)	7,463	6,898	(1,635)
Total Stockholders' Deficit	(45,067)	(38,519)	(107,267)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 31,083	$ 116,724	$ 47,767